Operating, Selling and General Expense (Tables)	12 Months Ended
Dec. 31, 2025
Operating, Selling and General Expense
Schedule of operating, selling and general expenses

Operating, Selling and General expense consists of the following:

($ millions)	2025	2024
Employee and contract service costs	8 831	8 821
Materials and equipment	2 265	2 244
Commodities	1 820	1 578
Travel, marketing and other	332	416
	13 248	13 059